Financial instruments by category (Schedule of Total Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	$ 620	$ 464
Financial liabilities at fair value through profit or loss	620	464
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	663,081	787,520
Financial liabilities	663,701	787,984
Trade payables [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	80,649	93,435
Customer Advance Payments [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	2,182	152,000
To be paid to co-venturers [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	708	1,829
Lease liabilities [member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	25,995	25,923
Borrowings [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	$ 553,547	$ 514,333